UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2008

               USAA S&P 500 Index Fund, Reward Shares
               USAA S&P 500 Index Fund, Member Shares



[USAA
EAGLE
LOGO (R)]


PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2008



                                                                      (FORM N-Q)

48414-1108                                   (C)2008, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS
USAA S&P 500 INDEX FUND
September 30, 2008 (unaudited)


NUMBER OF SHARES    SECURITY                                  MARKET VALUE (000)
----------------    --------                                  ------------------

                    COMMON STOCKS (99.3%)

                    CONSUMER DISCRETIONARY (8.4%)
                    -----------------------------
                    ADVERTISING (0.1%)
    119,400         Interpublic Group of Companies, Inc. *        $         925
     84,300         Omnicom Group, Inc.                                   3,251
                                                             -------------------
                                                                          4,176
                                                             -------------------

                    APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
     89,800         Coach, Inc. *                                         2,248
     23,939         Jones Apparel Group, Inc.                               443
     24,200         Liz Claiborne, Inc.                                     398
     15,500         Polo Ralph Lauren Corp.                               1,033
     23,000         VF Corp.                                              1,778
                                                             -------------------
                                                                          5,900
                                                             -------------------

                    APPAREL RETAIL (0.3%)
     23,800         Abercrombie & Fitch Co. "A"                             939
    123,800         Gap, Inc.                                             2,201
     78,800         Limited Brands, Inc.                                  1,365
    114,500         TJX Companies, Inc.                                   3,494
                                                             -------------------
                                                                          7,999
                                                             -------------------

                    AUTO PARTS & EQUIPMENT (0.2%)
    161,300         Johnson Controls, Inc.                                4,892
                                                             -------------------

                    AUTOMOBILE MANUFACTURERS (0.2%)
    611,741         Ford Motor Co. (g) *                                  3,181
    152,000         General Motors Corp.                                  1,436
                                                             -------------------
                                                                          4,617
                                                             -------------------

                    AUTOMOTIVE RETAIL (0.1%)
     34,163         AutoNation, Inc. (g) *                                  384
     11,300         AutoZone, Inc. *                                      1,394
                                                             -------------------
                                                                          1,778
                                                             -------------------

                    BROADCASTING (0.1%)
    177,800         CBS Corp. "B"                                         2,592
                                                             -------------------

                    CABLE & SATELLITE (0.7%)
    780,741         Comcast Corp. "A"                                    15,326
    154,400         DIRECTV Group, Inc. *                                 4,041
     21,300         Scripps Networks Interactive "A"                        773
                                                             -------------------
                                                                         20,140
                                                             -------------------

                    CASINOS & GAMING (0.1%)
     81,496         International Game Technology                         1,400
                                                             -------------------

                    COMPUTER & ELECTRONICS RETAIL (0.2%)
     90,850         Best Buy Co., Inc.                                    3,407
     42,400         GameStop Corp. "A" *                                  1,450
     33,600         RadioShack Corp.                                        581
                                                             -------------------
                                                                          5,438
                                                             -------------------

                    CONSUMER ELECTRONICS (0.0%)
     15,600         Harman International Industries, Inc.                   532
                                                             -------------------

                    DEPARTMENT STORES (0.4%)
     16,200         Dillard's, Inc. "A" (g)                                 191
     58,100         J.C. Penney Co., Inc.                                 1,937
     80,700         Kohl's Corp. *                                        3,719
    111,202         Macy's, Inc.                                          1,999
     44,800         Nordstrom, Inc.                                       1,291
     15,785         Sears Holdings Corp. (g) *                            1,476
                                                             -------------------
                                                                         10,613
                                                             -------------------

================================================================================
                                                   USAA S&P 500 INDEX FUND  |  1

USAA S&P 500 INDEX FUND
September 30, 2008 (unaudited)


NUMBER OF SHARES    SECURITY                                  MARKET VALUE (000)
----------------    --------                                  ------------------

                    DISTRIBUTORS (0.1%)
     42,800         Genuine Parts Co.                             $       1,721
                                                             -------------------

                    EDUCATIONAL SERVICES (0.1%)
     29,400         Apollo Group, Inc. "A" *                              1,743
                                                             -------------------

                    FOOTWEAR (0.3%)
    105,600         NIKE, Inc. "B"                                        7,065
                                                             -------------------

                    GENERAL MERCHANDISE STORES (0.4%)
     23,400         Big Lots, Inc. *                                        651
     36,200         Family Dollar Stores, Inc.                              858
    201,900         Target Corp.                                          9,903
                                                             -------------------
                                                                         11,412
                                                             -------------------

                    HOME FURNISHINGS (0.0%)
     45,600         Leggett & Platt, Inc.                                   994
                                                             -------------------

                    HOME IMPROVEMENT RETAIL (0.8%)
    451,356         Home Depot, Inc.                                     11,686
    395,000         Lowe's Companies, Inc.                                9,357
     26,900         Sherwin-Williams Co. (g)                              1,538
                                                             -------------------
                                                                         22,581
                                                             -------------------

                    HOMEBUILDING (0.1%)
     33,800         Centex Corp.                                            548
     74,600         D.R. Horton, Inc.                                       971
     21,600         KB Home                                                 425
     39,300         Lennar Corp. "A"                                        597
     59,600         Pulte Homes, Inc.                                       833
                                                             -------------------
                                                                          3,374
                                                             -------------------

                    HOMEFURNISHING RETAIL (0.1%)
     71,200         Bed Bath & Beyond, Inc. *                             2,236
                                                             -------------------

                    HOTELS, RESORTS & CRUISE LINES (0.3%)
    117,200         Carnival Corp. "A"                                    4,143
     79,100         Marriott International, Inc. "A"                      2,064
     50,100         Starwood Hotels & Resorts Worldwide, Inc.             1,410
     46,562         Wyndham Worldwide Corp.                                 731
                                                             -------------------
                                                                          8,348
                                                             -------------------

                    HOUSEHOLD APPLIANCES (0.1%)
     16,100         Black & Decker Corp.                                    978
     13,800         Snap-On, Inc.                                           727
     20,200         Stanley Works                                           843
     19,893         Whirlpool Corp.                                       1,577
                                                             -------------------
                                                                          4,125
                                                             -------------------

                    HOUSEWARES & SPECIALTIES (0.1%)
     38,800         Fortune Brands, Inc.                                  2,225
     72,000         Newell Rubbermaid, Inc.                               1,243
                                                             -------------------
                                                                          3,468
                                                             -------------------
                    INTERNET RETAIL (0.3%)
     85,298         Amazon.com, Inc. *                                    6,206
     52,453         Expedia, Inc. *                                         793
                                                             -------------------
                                                                          6,999
                                                             -------------------

                    LEISURE PRODUCTS (0.1%)
     35,400         Hasbro, Inc.                                          1,229
     97,600         Mattel, Inc.                                          1,761
                                                             -------------------
                                                                          2,990
                                                             -------------------

                    MOTORCYCLE MANUFACTURERS (0.1%)
     64,700         Harley-Davidson, Inc.                                 2,413
                                                             -------------------

                    MOVIES & ENTERTAINMENT (1.4%)
    607,100         News Corp. "A"                                        7,279
    952,900         Time Warner, Inc.                                    12,493
    166,100         Viacom, Inc. "B" *                                    4,126
    502,021         Walt Disney Co.                                      15,407
                                                             -------------------
                                                                         39,305
                                                             -------------------

                    PHOTOGRAPHIC PRODUCTS (0.0%)
     74,300         Eastman Kodak Co.                                     1,143
                                                             -------------------

================================================================================
2 | Portfolio of Investments

PORTFOLIO OF INVESTMENTS
USAA S&P 500 INDEX FUND
September 30, 2008 (unaudited)


NUMBER OF SHARES    SECURITY                                  MARKET VALUE (000)
----------------    --------                                  ------------------

                    PUBLISHING (0.2%)
     60,300         Gannett Co., Inc.                             $       1,020
     86,700         McGraw-Hill Companies, Inc.                           2,740
      9,900         Meredith Corp.                                          278
     34,700         New York Times Co. "A" (g)                              496
      1,500         Washington Post Co. "B"                                 835
                                                             -------------------
                                                                          5,369
                                                             -------------------

                    RESTAURANTS (1.0%)
     34,650         Darden Restaurants, Inc.                                992
    300,500         McDonald's Corp.                                     18,541
    195,400         Starbucks Corp. *                                     2,906
    124,700         Yum! Brands, Inc.                                     4,066
                                                             -------------------
                                                                         26,505
                                                             -------------------

                    SPECIALIZED CONSUMER SERVICES (0.1%)
     84,900         H&R Block, Inc.                                       1,932
                                                             -------------------

                    SPECIALTY STORES (0.2%)
     70,600         Office Depot, Inc. *                                    411
    193,300         Staples, Inc.                                         4,349
     33,100         Tiffany & Co.                                         1,176
                                                             -------------------
                                                                          5,936
                                                             -------------------

                    TIRES & RUBBER (0.0%)
     63,800         Goodyear Tire & Rubber Co. *                            977
                                                             -------------------
                    Total Consumer Discretionary                        230,713
                                                             -------------------

                    CONSUMER STAPLES (12.1%)
                    ------------------------
                    AGRICULTURAL PRODUCTS (0.1%)
    174,980         Archer-Daniels-Midland Co.                            3,834
                                                             -------------------

                    BREWERS (0.5%)
    190,900         Anheuser-Busch Companies, Inc.                       12,386
     41,700         Molson Coors Brewing Co. "B"                          1,949
                                                             -------------------
                                                                         14,335
                                                             -------------------

                    DISTILLERS & VINTNERS (0.1%)
     21,300         Brown-Forman Corp. "B"                                1,530
     51,400         Constellation Brands, Inc. "A" *                      1,103
                                                             -------------------
                                                                          2,633
                                                             -------------------

                    DRUG RETAIL (0.8%)
    381,785         CVS Caremark Corp.                                   12,851
    263,400         Walgreen Co.                                          8,155
                                                             -------------------
                                                                         21,006
                                                             -------------------

                    FOOD DISTRIBUTORS (0.2%)
    161,700         Sysco Corp.                                           4,985
                                                             -------------------

                    FOOD RETAIL (0.3%)
    178,200         Kroger Co.                                            4,897
    116,100         Safeway, Inc.                                         2,754
     54,625         SUPERVALU, Inc.                                       1,185
     36,700         Whole Foods Market, Inc. (g)                            735
                                                             -------------------
                                                                          9,571
                                                             -------------------

                    HOUSEHOLD PRODUCTS (2.8%)
     36,500         Clorox Co.                                            2,288
    136,700         Colgate-Palmolive Co.                                10,300
    112,800         Kimberly-Clark Corp.                                  7,314
    810,323         Procter & Gamble Co.                                 56,472
                                                             -------------------
                                                                         76,374
                                                             -------------------

                    HYPERMARKETS & SUPER CENTERS (1.6%)
    116,900         Costco Wholesale Corp.                                7,590
    599,900         Wal-Mart Stores, Inc. (f)                            35,928
                                                             -------------------
                                                                         43,518
                                                             -------------------

                    PACKAGED FOODS & MEAT (1.6%)
     55,600         Campbell Soup Co.                                     2,146
    125,500         ConAgra Foods, Inc.                                   2,442
     38,400         Dean Foods Co. *                                        897
     91,600         General Mills, Inc.                                   6,295

================================================================================
                                                     USAA S&P 500 INDEX FUND | 3

USAA S&P 500 INDEX FUND
September 30, 2008 (unaudited)


NUMBER OF SHARES    SECURITY                                  MARKET VALUE (000)
----------------    --------                                  ------------------

     84,400         H.J. Heinz Co.                                $       4,218
     44,100         Hershey Co. (g)                                       1,744
     66,500         Kellogg Co.                                           3,731
    409,449         Kraft Foods, Inc. "A"                                13,409
     31,900         McCormick & Co., Inc.                                 1,227
    194,000         Sara Lee Corp.                                        2,450
     75,900         Tyson Foods, Inc. "A"                                   906
     56,450         Wm. Wrigley Jr. Co.                                   4,482
                                                             -------------------
                                                                         43,947
                                                             -------------------

                    PERSONAL PRODUCTS (0.2%)
    111,600         Avon Products, Inc.                                   4,639
     31,800         Estee Lauder Companies, Inc. "A"                      1,587
                                                             -------------------
                                                                          6,226
                                                             -------------------

                    SOFT DRINKS (2.2%)
    529,900         Coca-Cola Co.                                        28,021
     80,700         Coca-Cola Enterprises, Inc.                           1,353
     35,000         Pepsi Bottling Group, Inc.                            1,021
    417,800         PepsiCo, Inc.                                        29,777
                                                             -------------------
                                                                         60,172
                                                             -------------------

                    TOBACCO (1.7%)
    553,300         Altria Group, Inc.                                   10,978
     46,725         Lorillard, Inc. (g)                                   3,325
    551,400         Philip Morris International, Inc.                    26,522
     44,900         Reynolds American, Inc.                               2,183
     41,200         UST, Inc.                                             2,741
                                                             -------------------
                                                                         45,749
                                                             -------------------
                    Total Consumer Staples                              332,350
                                                             -------------------

                    ENERGY (13.3%)
                    --------------
                    COAL & CONSUMABLE FUELS (0.2%)
     47,600         CONSOL Energy, Inc.                                   2,184
     23,700         Massey Energy Co.                                       846
     71,800         Peabody Energy Corp.                                  3,231
                                                             -------------------
                                                                          6,261
                                                             -------------------

                    INTEGRATED OIL & GAS (7.9%)
    548,417         Chevron Corp.                                        45,233
    406,008         ConocoPhillips                                       29,740
  1,389,600         Exxon Mobil Corp. (f)                               107,916
     74,900         Hess Corp.                                            6,148
    189,640         Marathon Oil Corp. (g)                                7,561
     52,300         Murphy Oil Corp.                                      3,355
    219,900         Occidental Petroleum Corp.                           15,492
                                                             -------------------
                                                                        215,445
                                                             -------------------

                    OIL & GAS DRILLING (0.6%)
     39,900         ENSCO International, Inc.                             2,299
     78,000         Nabors Industries Ltd. (g) *                          1,944
     71,200         Noble Corp.                                           3,126
     28,300         Rowan Companies, Inc.                                   865
     85,399         Transocean, Inc. *                                    9,380
                                                             -------------------
                                                                         17,614
                                                             -------------------

                    OIL & GAS EQUIPMENT & SERVICES (2.0%)
     82,500         Baker Hughes, Inc. (g)                                4,995
     77,800         BJ Services Co.                                       1,488
     57,300         Cameron International Corp. *                         2,208
    232,170         Halliburton Co. (g)                                   7,520
    110,500         National Oilwell Varco, Inc. (g) *                    5,551
    319,700         Schlumberger Ltd.                                    24,965
     56,800         Smith International, Inc. (g)                         3,331
    184,900         Weatherford International Ltd. (g) *                  4,648
                                                             -------------------
                                                                         54,706
                                                             -------------------

                    OIL & GAS EXPLORATION & PRODUCTION (2.0%)
    125,000         Anadarko Petroleum Corp.                              6,064
     90,300         Apache Corp.                                          9,416
     25,700         Cabot Oil & Gas Corp.                                   929
    137,500         Chesapeake Energy Corp.                               4,931
    119,100         Devon Energy Corp.                                   10,862
     65,700         EOG Resources, Inc.                                   5,877

================================================================================
4 | Portfolio of Investments

USAA S&P 500 INDEX FUND
September 30, 2008 (unaudited)


NUMBER OF SHARES    SECURITY                                  MARKET VALUE (000)
----------------    --------                                  ------------------

     46,300         Noble Energy, Inc.                            $       2,574
     32,000         Pioneer Natural Resources Co.                         1,673
     42,844         Range Resources Corp.                                 1,837
     91,300         Southwestern Energy Co. *                             2,788
    145,607         XTO Energy, Inc. (g)                                  6,773
                                                             -------------------
                                                                         53,724
                                                             -------------------

                    OIL & GAS REFINING & MARKETING (0.2%)
     30,300         Sunoco, Inc.                                          1,078
     38,300         Tesoro Corp.                                            632
    140,300         Valero Energy Corp.                                   4,251
                                                             -------------------
                                                                          5,961
                                                             -------------------

                    OIL & GAS STORAGE & TRANSPORTATION (0.4%)
    184,100         El Paso Corp.                                         2,349
    168,840         Spectra Energy Corp.                                  4,018
    153,444         Williams Companies, Inc.                              3,629
                                                             -------------------
                                                                          9,996
                                                             -------------------
                    Total Energy                                        363,707
                                                             -------------------

                    FINANCIALS (15.7%)
                    ------------------
                    ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
     53,400         American Capital Ltd. (g)                             1,362
     60,860         Ameriprise Financial, Inc.                            2,325
    309,049         Bank of New York Mellon Co., Inc.                    10,069
     21,200         Federated Investors, Inc. "B"                           612
     41,700         Franklin Resources, Inc.                              3,675
    106,300         Invesco Ltd.                                          2,230
     39,500         Janus Capital Group, Inc.                               959
     36,000         Legg Mason, Inc.                                      1,370
     58,200         Northern Trust Corp. (c)                              4,202
    116,600         State Street Corp.                                    6,632
     70,600         T. Rowe Price Group, Inc.                             3,792
                                                             -------------------
                                                                         37,228
                                                             -------------------

                    CONSUMER FINANCE (0.7%)
    312,200         American Express Co.                                 11,061
    101,729         Capital One Financial Corp.                           5,188
    126,300         Discover Financial Services                           1,745
    125,500         SLM Corp. *                                           1,549
                                                             -------------------
                                                                         19,543
                                                             -------------------

                    DIVERSIFIED BANKS (1.9%)
     42,700         Comerica, Inc.                                        1,400
    466,000         U.S. Bancorp                                         16,785
    583,305         Wachovia Corp.                                        2,042
    882,700         Wells Fargo & Co.                                    33,128
                                                             -------------------
                                                                         53,355
                                                             -------------------

                    INSURANCE BROKERS (0.3%)
     76,400         Aon Corp.                                             3,435
    139,000         Marsh & McLennan Companies, Inc.                      4,415
                                                             -------------------
                                                                          7,850
                                                             -------------------

                    INVESTMENT BANKING & BROKERAGE (1.4%)
    252,447         Charles Schwab Corp.                                  6,564
    129,700         E*TRADE Financial Corp. *                               363
    116,200         Goldman Sachs Group, Inc.                            14,873
    407,000         Merrill Lynch & Co., Inc.                            10,297
    296,200         Morgan Stanley                                        6,813
                                                             -------------------
                                                                         38,910
                                                             -------------------

                    LIFE & HEALTH INSURANCE (1.3%)
    125,800         AFLAC, Inc.                                           7,391
     68,671         Lincoln National Corp.                                2,940
    183,700         MetLife, Inc. (g)                                    10,287
     69,800         Principal Financial Group, Inc.                       3,036
    114,200         Prudential Financial, Inc.                            8,222
     23,300         Torchmark Corp.                                       1,393
     89,100         Unum Group                                            2,236
                                                             -------------------
                                                                         35,505
                                                             -------------------

                    MULTI-LINE INSURANCE (0.5%)
    706,549         American International Group, Inc.                    2,353
     29,900         Assurant, Inc.                                        1,644

================================================================================
                                                   USAA S&P 500 INDEX FUND  |  5

USAA S&P 500 INDEX FUND
September 30, 2008 (unaudited)


NUMBER OF SHARES    SECURITY                                  MARKET VALUE (000)
----------------    --------                                  ------------------

    110,400         Genworth Financial, Inc. "A"                  $         950
     80,600         Hartford Financial Services Group, Inc.               3,304
     94,572         Loews Corp.                                           3,735
                                                             -------------------
                                                                         11,986
                                                             -------------------

                    MULTI-SECTOR HOLDINGS (0.1%)
     45,000         Leucadia National Corp.                               2,045
                                                             -------------------

                    OTHER DIVERSIFIED FINANCIAL SERVICES (4.3%)
  1,217,452         Bank of America Corp.                                42,611
  1,451,200         Citigroup, Inc. (f)                                  29,764
    985,689         JPMorgan Chase & Co.                                 46,032
                                                             -------------------
                                                                        118,407
                                                             -------------------

                    PROPERTY & CASUALTY INSURANCE (0.9%)
    145,000         Allstate Corp.                                        6,687
     96,200         Chubb Corp.                                           5,281
     41,379         Cincinnati Financial Corp.                            1,177
     51,400         MBIA, Inc. (g)                                          612
    183,600         Progressive Corp.                                     3,195
    160,807         Travelers Companies, Inc.                             7,269
     80,000         XL Capital Ltd. "A" (g)                               1,435
                                                             -------------------
                                                                         25,656
                                                             -------------------


                    REAL ESTATE SERVICES (0.0%)
     48,400         CB Richard Ellis Group, Inc. "A" *                      647
                                                             -------------------

                    REGIONAL BANKS (1.0%)
    149,100         BB&T Corp. (g)                                        5,636
    160,600         Fifth Third Bancorp (g)                               1,911
     49,483         First Horizon National Corp.                            463
    104,600         Huntington Bancshares, Inc. (g)                         836
    127,000         KeyCorp                                               1,516
     21,800         M&T Bank Corp.                                        1,946
     65,499         Marshall & Ilsley Corp. (g)                           1,320
    210,000         National City Corp. (g)                                 367
     94,000         PNC Financial Services Group, Inc.                    7,022
    189,583         Regions Financial Corp.                               1,820
     96,100         SunTrust Banks, Inc.                                  4,324
     32,000         Zions Bancorp (g)                                     1,238
                                                             -------------------
                                                                         28,399
                                                             -------------------

                    REITS - DIVERSIFIED (0.1%)
     35,500         Vornado Realty Trust                                  3,229
                                                             -------------------

                    REITS - INDUSTRIAL (0.1%)
     71,600         ProLogis                                              2,955
                                                             -------------------

                    REITS - OFFICE (0.1%)
     30,900         Boston Properties, Inc.                               2,894
                                                             -------------------

                    REITS - RESIDENTIAL (0.2%)
     26,209         Apartment Investment & Management Co. "A"               918
     19,500         AvalonBay Communities, Inc.                           1,919
     73,600         Equity Residential Properties Trust                   3,269
                                                             -------------------
                                                                          6,106
                                                             -------------------

                    REITS - RETAIL (0.4%)
     34,000         Developers Diversified Realty Corp.                   1,077
     64,600         General Growth Properties, Inc.                         975
     63,800         Kimco Realty Corp.                                    2,357
     59,500         Simon Property Group, Inc.                            5,772
                                                             -------------------
                                                                         10,181
                                                             -------------------

                    REITS - SPECIALIZED (0.4%)
     64,932         HCP, Inc.                                             2,606
    143,800         Host Hotels & Resorts, Inc.                           1,911
     43,900         Plum Creek Timber Co., Inc.                           2,189
     34,668         Public Storage, Inc.                                  3,432
                                                             -------------------
                                                                         10,138
                                                             -------------------

                    SPECIALIZED FINANCE (0.5%)
     74,000         CIT Group, Inc. (g)                                     515

================================================================================
6 | Portfolio of Investments

USAA S&P 500 INDEX FUND
September 30, 2008 (unaudited)


NUMBER OF SHARES    SECURITY                                  MARKET VALUE (000)
----------------    --------                                  ------------------

     17,800         CME Group, Inc.                               $       6,613
     20,100         IntercontinentalExchange, Inc. *                      1,622
     53,900         Moody's Corp.                                         1,832
     71,700         NYSE Euronext                                         2,809
                                                             -------------------
                                                                         13,391
                                                             -------------------

                    THRIFTS & MORTGAGE FINANCE (0.1%)
    142,800         Hudson City Bancorp, Inc.                             2,635
     28,600         MGIC Investment Corp.                                   201
    150,398         Sovereign Bancorp, Inc.                                 594
                                                             -------------------
                                                                          3,430
                                                             -------------------
                    Total Financials                                    431,855
                                                             -------------------

                    HEALTH CARE (13.0%)
                    -------------------
                    BIOTECHNOLOGY (1.7%)
    284,548         Amgen, Inc. *                                        16,865
     78,510         Biogen Idec, Inc. *                                   3,949
    122,600         Celgene Corp. *                                       7,758
     72,900         Genzyme Corp. *                                       5,897
    247,564         Gilead Sciences, Inc. *                              11,284
                                                             -------------------
                                                                         45,753
                                                             -------------------

                    HEALTH CARE DISTRIBUTORS (0.4%)
     44,318         AmerisourceBergen Corp.                               1,668
     94,515         Cardinal Health, Inc.                                 4,658
     74,500         McKesson Corp.                                        4,009
     27,200         Patterson Companies, Inc. *                             827
                                                             -------------------
                                                                         11,162
                                                             -------------------

                    HEALTH CARE EQUIPMENT (2.4%)
    169,400         Baxter International, Inc.                           11,118
     63,800         Becton, Dickinson & Co.                               5,121
    399,800         Boston Scientific Corp. *                             4,905
     26,400         C.R. Bard, Inc.                                       2,504
    135,250         Covidien Limited                                      7,271
     40,660         Hospira, Inc. *                                       1,553
     10,200         Intuitive Surgical, Inc. *                            2,458
    303,900         Medtronic, Inc.                                      15,225
     89,900         St. Jude Medical, Inc. *                              3,910
     64,700         Stryker Corp.                                         4,031
     32,800         Varian Medical Systems, Inc. *                        1,874
     62,000         Zimmer Holdings, Inc. *                               4,003
                                                             -------------------
                                                                         63,973
                                                             -------------------

                    HEALTH CARE FACILITIES (0.0%)
    122,500         Tenet Healthcare Corp. *                                680
                                                             -------------------

                    HEALTH CARE SERVICES (0.6%)
     27,600         DaVita, Inc. *                                        1,573
     66,900         Express Scripts, Inc. *                               4,939
     29,700         Laboratory Corp. of America Holdings *                2,064
    136,666         Medco Health Solutions, Inc. *                        6,150
     40,780         Quest Diagnostics, Inc.                               2,107
                                                             -------------------
                                                                         16,833
                                                             -------------------

                    HEALTH CARE TECHNOLOGY (0.0%)
     50,500         IMS Health, Inc.                                        955
                                                             -------------------

                    LIFE SCIENCES TOOLS & SERVICES (0.4%)
     44,100         Applied Biosystems, Inc.                              1,510
     13,700         Millipore Corp. *                                       943
     32,400         PerkinElmer, Inc.                                       809
    111,400         Thermo Fisher Scientific, Inc. *                      6,127
     27,300         Waters Corp. *                                        1,588
                                                             -------------------
                                                                         10,977
                                                             -------------------

                    MANAGED HEALTH CARE (0.9%)
    126,400         Aetna, Inc.                                           4,564
     72,000         CIGNA Corp.                                           2,447
     40,280         Coventry Health Care, Inc. *                          1,311
     43,400         Humana, Inc. *                                        1,788
    323,400         UnitedHealth Group, Inc.                              8,211
    138,264         WellPoint, Inc. *                                     6,467
                                                             -------------------
                                                                         24,788
                                                             -------------------

================================================================================
                                                  USAA S&P 500 INDEX FUND   |  7

USAA S&P 500 INDEX FUND
September 30, 2008 (unaudited)


NUMBER OF SHARES    SECURITY                                  MARKET VALUE (000)
----------------    --------                                  ------------------

                    PHARMACEUTICALS (6.6%)
    414,200         Abbott Laboratories                           $      23,850
     82,400         Allergan, Inc.                                        4,244
     28,400         Barr Pharmaceuticals, Inc. *                          1,854
    525,600         Bristol-Myers Squibb Co.                             10,959
    269,700         Eli Lilly and Co.                                    11,875
     80,500         Forest Laboratories, Inc. *                           2,276
    746,200         Johnson & Johnson                                    51,697
     64,400         King Pharmaceuticals, Inc. *                            617
    571,100         Merck & Co., Inc.                                    18,024
     81,100         Mylan Laboratories, Inc. *                              926
  1,798,620         Pfizer, Inc. (f)                                     33,166
    432,700         Schering-Plough Corp.                                 7,992
     28,400         Watson Pharmaceuticals, Inc. *                          809
    358,600         Wyeth                                                13,247
                                                             -------------------
                                                                        181,536
                                                             -------------------
                    Total Health Care                                   356,657
                                                             -------------------

                    INDUSTRIALS (11.0%)
                    -------------------
                    AEROSPACE & DEFENSE (2.7%)
    198,900         Boeing Co.                                           11,407
    107,300         General Dynamics Corp.                                7,900
     31,300         Goodrich Corp.                                        1,302
    196,800         Honeywell International, Inc.                         8,177
     31,500         L-3 Communications Holdings, Inc.                     3,097
     89,800         Lockheed Martin Corp.                                 9,848
     88,906         Northrop Grumman Corp.                                5,382
     36,700         Precision Castparts Corp.                             2,891
    111,100         Raytheon Co.                                          5,945
     41,600         Rockwell Collins, Inc.                                2,001
    259,700         United Technologies Corp.                            15,598
                                                             -------------------
                                                                         73,548
                                                             -------------------

                    AIR FREIGHT & LOGISTICS (1.0%)
     45,000         C.H. Robinson Worldwide, Inc.                         2,293
     56,700         Expeditors International of Washington, Inc.          1,975
     84,300         FedEx Corp.                                           6,663
    271,100         United Parcel Service, Inc. "B"                      17,050
                                                             -------------------
                                                                         27,981
                                                             -------------------

                    AIRLINES (0.1%)
    193,800         Southwest Airlines Co.                                2,812
                                                             -------------------

                    BUILDING PRODUCTS (0.1%)
     98,500         Masco Corp.                                           1,767
                                                             -------------------

                    COMMERCIAL PRINTING (0.1%)
     56,100         R.R. Donnelley & Sons Co.                             1,376
                                                             -------------------

                    CONSTRUCTION & ENGINEERING (0.2%)
     46,900         Fluor Corp.                                           2,612
     32,500         Jacobs Engineering Group, Inc. *                      1,765
                                                             -------------------
                                                                          4,377
                                                             -------------------

                    CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    162,300         Caterpillar, Inc.                                     9,673
     55,300         Cummins, Inc.                                         2,418
    115,500         Deere & Co.                                           5,717
     33,100         Manitowoc Co., Inc.                                     515
     98,900         PACCAR, Inc.                                          3,777
     26,400         Terex Corp. *                                           806
                                                             -------------------
                                                                         22,906
                                                             -------------------

                    DIVERSIFIED SUPPORT SERVICES (0.0%)
     34,600         Cintas Corp.                                            993
                                                             -------------------

                    ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     46,400         Cooper Industries, Ltd. "A"                           1,854
    209,900         Emerson Electric Co.                                  8,562
     38,900         Rockwell Automation, Inc.                             1,452
                                                             -------------------
                                                                         11,868
                                                             -------------------

                    ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     90,600         Allied Waste Industries, Inc. *                       1,007
    131,200         Waste Management, Inc.                                4,131
                                                             -------------------
                                                                  $       5,138
                                                             -------------------

================================================================================
8 | Portfolio of Investments

USAA S&P 500 INDEX FUND
September 30, 2008 (unaudited)


NUMBER OF SHARES    SECURITY                                  MARKET VALUE (000)
----------------    --------                                  ------------------

                    HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
     31,700         Monster Worldwide, Inc. *                     $         473
     42,500         Robert Half International, Inc.                       1,052
                                                             -------------------
                                                                          1,525
                                                             -------------------

                    INDUSTRIAL CONGLOMERATES (3.2%)
    188,600         3M Co.                                               12,883
  2,657,300         General Electric Co. (f)                             67,761
     65,800         Textron, Inc.                                         1,927
    129,150         Tyco International Ltd.                               4,523
                                                             -------------------
                                                                         87,094
                                                             -------------------

                    INDUSTRIAL MACHINERY (0.8%)
     69,200         Danaher Corp.                                         4,802
     49,900         Dover Corp.                                           2,023
     43,000         Eaton Corp.                                           2,416
    109,400         Illinois Tool Works, Inc.                             4,863
     87,443         Ingersoll-Rand Co., Ltd. "A"                          2,726
     47,300         ITT Corp.                                             2,630
     29,700         Pall Corp.                                            1,021
     46,200         Parker-Hannifin Corp.                                 2,449
                                                             -------------------
                                                                         22,930
                                                             -------------------

                    OFFICE SERVICES & SUPPLIES (0.1%)
     25,900         Avery Dennison Corp.                                  1,152
     56,400         Pitney Bowes, Inc.                                    1,876
                                                             -------------------
                                                                          3,028
                                                             -------------------

                    RAILROADS (1.1%)
     75,500         Burlington Northern Santa Fe Corp.                    6,978
    108,500         CSX Corp.                                             5,921
    100,400         Norfolk Southern Corp.                                6,648
    135,600         Union Pacific Corp.                                   9,649
                                                             -------------------
                                                                         29,196
                                                             -------------------

                    RESEARCH & CONSULTING SERVICES (0.0%)
     35,200         Equifax, Inc.                                         1,213
                                                             -------------------

                    TRADING COMPANIES & DISTRIBUTORS (0.1%)
     35,900         Fastenal Co.                                          1,773
     17,400         W.W. Grainger, Inc.                                   1,513
                                                             -------------------
                                                                          3,286
                                                             -------------------

                    TRUCKING (0.0%)
     15,300         Ryder System, Inc.                                      949
                                                             -------------------
                    Total Industrials                                   301,987
                                                             -------------------

                    INFORMATION TECHNOLOGY (15.9%)
                    ------------------------------
                    APPLICATION SOFTWARE (0.5%)
    139,500         Adobe Systems, Inc. *                                 5,506
     61,000         Autodesk, Inc. *                                      2,047
     47,600         Citrix Systems, Inc. *                                1,202
     76,200         Compuware Corp. *                                       738
     88,700         Intuit, Inc. *                                        2,804
     27,400         Salesforce.com, Inc. *                                1,326
                                                             -------------------
                                                                         13,623
                                                             -------------------

                    COMMUNICATIONS EQUIPMENT (2.6%)
     23,442         Ciena Corp. *                                           236
  1,576,900         Cisco Systems, Inc. *                                35,575
    419,100         Corning, Inc.                                         6,555
     34,600         Harris Corp.                                          1,598
     58,725         JDS Uniphase Corp. *                                    497
    147,300         Juniper Networks, Inc. *                              3,104
    598,400         Motorola, Inc.                                        4,273
    437,400         QUALCOMM, Inc.                                       18,795
    117,000         Tellabs, Inc. *                                         475
                                                             -------------------
                                                                         71,108
                                                             -------------------

                    COMPUTER HARDWARE (4.0%)
    236,600         Apple, Inc. *                                        26,892
    470,500         Dell, Inc. *                                          7,754
    653,011         Hewlett-Packard Co.                                  30,195

================================================================================
                                                  USAA S&P 500 INDEX FUND   |  9

USAA S&P 500 INDEX FUND
September 30, 2008 (unaudited)


NUMBER OF SHARES    SECURITY                                  MARKET VALUE (000)
----------------    --------                                  ------------------

    361,500         International Business Machines Corp.         $      42,281
    205,800         Sun Microsystems, Inc. *                              1,564
     47,000         Teradata Corp. *                                        917
                                                             -------------------
                                                                        109,603
                                                             -------------------

                    COMPUTER STORAGE & PERIPHERALS (0.4%)
    549,200         EMC Corp. *                                           6,568
     24,200         Lexmark International, Inc. "A" *                       788
     90,900         NetApp, Inc. *                                        1,657
     36,300         QLogic Corp. *                                          558
     62,100         SanDisk Corp. *                                       1,214
                                                             -------------------
                                                                         10,785
                                                             -------------------

                    DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
     26,800         Affiliated Computer Services, Inc. "A" *              1,357
    136,200         Automatic Data Processing, Inc.                       5,822
     39,800         Computer Sciences Corp. *                             1,600
     35,000         Convergys Corp. *                                       517
     47,900         Fidelity National Information Services, Inc.            884
     45,500         Fiserv, Inc. *                                        2,153
     19,600         MasterCard, Inc. "A"                                  3,476
     85,100         Paychex, Inc.                                         2,811
     49,455         Total System Services, Inc.                             811
    195,812         Western Union Co.                                     4,831
                                                             -------------------
                                                                         24,262
                                                             -------------------

                    ELECTRONIC COMPONENTS (0.1%)
     47,300         Amphenol Corp. "A"                                    1,899
                                                             -------------------

                    ELECTRONIC EQUIPMENT INSTRUMENTS (0.1%)
     97,000         Agilent Technologies, Inc. *                          2,877
                                                             -------------------

                    ELECTRONIC MANUFACTURING SERVICES (0.2%)
     50,700         Jabil Circuit, Inc.                                     483
     36,300         Molex, Inc.                                             815
    126,350         Tyco Electronics Ltd.                                 3,495
                                                             -------------------
                                                                          4,793
                                                             -------------------

                    HOME ENTERTAINMENT SOFTWARE (0.1%)
     86,900         Electronic Arts, Inc. *                               3,214
                                                             -------------------

                    INTERNET SOFTWARE & SERVICES (1.5%)
     47,200         Akamai Technologies, Inc. *                             823
    294,500         eBay, Inc. *                                          6,591
     63,869         Google, Inc. "A" *                                   25,581
     53,600         VeriSign, Inc. *                                      1,398
    373,100         Yahoo!, Inc. *                                        6,454
                                                             -------------------
                                                                         40,847
                                                             -------------------

                    IT CONSULTING & OTHER SERVICES (0.1%)
     75,900         Cognizant Technology Solutions Corp. "A" *            1,733
     82,100         Unisys Corp. *                                          226
                                                             -------------------
                                                                          1,959
                                                             -------------------

                    OFFICE ELECTRONICS (0.1%)
    236,600         Xerox Corp.                                           2,728
                                                             -------------------

                    SEMICONDUCTOR EQUIPMENT (0.3%)
    364,500         Applied Materials, Inc.                               5,515
     45,700         KLA-Tencor Corp.                                      1,447
     59,800         MEMC Electronic Materials, Inc. *                     1,690
     30,000         Novellus Systems, Inc. *                                589
     52,500         Teradyne, Inc. *                                        410
                                                             -------------------
                                                                          9,651
                                                             -------------------

                    SEMICONDUCTORS (1.9%)
    150,200         Advanced Micro Devices, Inc. *                          788
     84,000         Altera Corp.                                          1,737
     77,100         Analog Devices, Inc.                                  2,032
    118,350         Broadcom Corp. "A" *                                  2,205
  1,504,100         Intel Corp.                                          28,172
     58,900         Linear Technology Corp.                               1,806
    177,600         LSI Logic Corp. *                                       952
     50,300         Microchip Technology, Inc.                            1,480
    192,000         Micron Technology, Inc. *                               778

================================================================================
10 | Portfolio of Investments

USAA S&P 500 INDEX FUND
September 30, 2008 (unaudited)


NUMBER OF SHARES    SECURITY                                  MARKET VALUE (000)
----------------    --------                                  ------------------

     56,800         National Semiconductor Corp.                  $         977
    144,950         NVIDIA Corp. *                                        1,552
    348,000         Texas Instruments, Inc. (g)                           7,482
     73,500         Xilinx, Inc.                                          1,724
                                                             -------------------
                                                                         51,685
                                                             -------------------
                    SYSTEMS SOFTWARE (3.1%)
     50,700         BMC Software, Inc. *                                  1,451
    105,000         CA, Inc.                                              2,096
  2,100,710         Microsoft Corp.                                      56,068
     86,300         Novell, Inc. *                                          444
  1,051,200         Oracle Corp. *                                       21,350
    228,089         Symantec Corp. *                                      4,466
                                                             -------------------
                                                                         85,875
                                                             -------------------
                    Total Information Technology                        434,909
                                                             -------------------

                    MATERIALS (3.4%)
                    ----------------
                    ALUMINUM (0.2%)
    216,400         Alcoa, Inc.                                           4,886
                                                             -------------------

                    CONSTRUCTION MATERIALS (0.1%)
     29,800         Vulcan Materials Co. (g)                              2,220
                                                             -------------------

                    DIVERSIFIED CHEMICALS (0.8%)
     16,100         Ashland, Inc.                                           471
    250,300         Dow Chemical Co.                                      7,954
    243,700         E.I. du Pont de Nemours & Co.                         9,821
     20,300         Eastman Chemical Co.                                  1,118
     29,200         Hercules, Inc.                                          578
     42,500         PPG Industries, Inc.                                  2,479
                                                             -------------------
                                                                         22,421
                                                             -------------------

                    DIVERSIFIED METALS & MINING (0.2%)
    103,133         Freeport-McMoRan Copper & Gold, Inc.                  5,863
     22,500         Titanium Metals Corp. (g)                               255
                                                             -------------------
                                                                          6,118
                                                             -------------------

                    FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
     15,600         CF Industries Holdings, Inc.                          1,427
    147,522         Monsanto Co.                                         14,601
                                                             -------------------
                                                                         16,028
                                                             -------------------

                    FOREST PRODUCTS (0.1%)
     58,108         Weyerhaeuser Co.                                      3,520
                                                             -------------------

                    GOLD (0.2%)
    124,200         Newmont Mining Corp.                                  4,814
                                                             -------------------

                    INDUSTRIAL GASES (0.4%)
     55,000         Air Products & Chemicals, Inc.                        3,767
     84,800         Praxair, Inc.                                         6,083
                                                             -------------------
                                                                          9,850
                                                             -------------------

                    METAL & GLASS CONTAINERS (0.1%)
     25,900         Ball Corp.                                            1,023
     33,500         Pactiv Corp. *                                          832
                                                             -------------------
                                                                          1,855
                                                             -------------------

                    PAPER PACKAGING (0.1%)
     24,300         Bemis Co., Inc.                                         637
     42,100         Sealed Air Corp.                                        926
                                                             -------------------
                                                                          1,563
                                                             -------------------

                    PAPER PRODUCTS (0.1%)
    117,120         International Paper Co.                               3,066
     45,711         MeadWestvaco Corp.                                    1,066
                                                             -------------------
                                                                          4,132
                                                             -------------------

                    SPECIALTY CHEMICALS (0.2%)
     46,600         Ecolab, Inc.                                          2,261
     20,900         International Flavors & Fragrances, Inc.                825
     32,900         Rohm & Haas Co.                                       2,303
     34,300         Sigma-Aldrich Corp.                                   1,798
                                                             -------------------
                                                                          7,187
                                                             -------------------
================================================================================
                                                 USAA S&P 500 INDEX FUND   |  11

USAA S&P 500 INDEX FUND
September 30, 2008 (unaudited)


NUMBER OF SHARES    SECURITY                                  MARKET VALUE (000)
----------------    --------                                  ------------------
                    STEEL (0.3%)
     29,500         AK Steel Holding Corp.                        $         765
     26,700         Allegheny Technologies, Inc.                            789
     83,300         Nucor Corp.                                           3,290
     31,400         United States Steel Corp.                             2,437
                                                             -------------------
                                                                          7,281
                                                             -------------------
                    Total Materials                                      91,875
                                                             -------------------

                    TELECOMMUNICATION SERVICES (3.0%)
                    ---------------------------------
                    INTEGRATED TELECOMMUNICATION SERVICES (2.7%)
  1,578,446         AT&T, Inc.                                           44,070
     28,300         CenturyTel, Inc.                                      1,037
     37,221         Embarq Corp.                                          1,509
     81,000         Frontier Communications Corp.                           932
    400,500         Qwest Communications International, Inc. (g)          1,294
    765,260         Verizon Communications, Inc.                         24,557
    117,731         Windstream Corp.                                      1,288
                                                             -------------------
                                                                         74,687
                                                             -------------------

                    WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    104,400         American Tower Corp. "A" *                            3,755
    750,839         Sprint Nextel Corp.                                   4,580
                                                             -------------------
                                                                          8,335
                                                             -------------------
                    Total Telecommunication Services                     83,022
                                                             -------------------

                    UTILITIES (3.5%)
                    ----------------
                    ELECTRIC UTILITIES (2.1%)
     43,400         Allegheny Energy, Inc.                                1,596
    108,800         American Electric Power Co., Inc.                     4,029
     84,300         Edison International                                  3,364
     52,600         Entergy Corp.                                         4,682
    177,600         Exelon Corp.                                         11,121
     83,350         FirstEnergy Corp.                                     5,584
    111,500         FPL Group, Inc.                                       5,608
     49,600         Pepco Holdings, Inc.                                  1,136
     25,200         Pinnacle West Capital Corp.                             867
     97,900         PPL Corp.                                             3,624
     67,600         Progress Energy, Inc.                                 2,916
    208,900         Southern Co. (g)                                      7,873
                                                             -------------------
                                                                         52,400
                                                             -------------------

                    GAS UTILITIES (0.1%)
     14,500         Nicor, Inc.                                             643
     45,800         Questar Corp.                                         1,874
                                                             -------------------
                                                                          2,517
                                                             -------------------

                    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    178,800         AES Corp. *                                           2,090
     50,700         Constellation Energy Group, Inc.                      1,232
    133,221         Dynegy, Inc. "A" *                                      477
                                                             -------------------
                                                                          3,799
                                                             -------------------

                    MULTI-UTILITIES (1.2%)
     53,300         Ameren Corp.                                          2,080
     84,200         CenterPoint Energy, Inc.                              1,227
     56,000         CMS Energy Corp.                                        698
     75,600         Consolidated Edison, Inc.                             3,248
    157,790         Dominion Resources, Inc.                              6,750
     42,100         DTE Energy Co.                                        1,689
    344,780         Duke Energy Corp.                                     6,010
     19,000         Integrys Energy Group, Inc.                             949
     67,000         NiSource, Inc.                                          989
     96,700         PG&E Corp.                                            3,622
    136,200         Public Service Enterprise Group, Inc.                 4,466
     68,800         Sempra Energy                                         3,472
     52,100         TECO Energy, Inc.                                       820
    113,900         Xcel Energy, Inc.                                     2,277
                                                             -------------------
                                                                         38,297
                                                             -------------------
                    Total Utilities                                      97,013
                                                             -------------------
                    Total Common Stocks (Cost: $2,499,990)            2,724,088
                                                             -------------------

================================================================================
12 | Portfolio of Investments

USAA S&P 500 INDEX FUND
September 30, 2008 (unaudited)


NUMBER OF SHARES    SECURITY                                  MARKET VALUE (000)
----------------    --------                                  ------------------

                    MONEY MARKET INSTRUMENTS (0.7%)
                    MONEY MARKET FUND (0.5%)
 14,446,393         Northern Institutional Funds -
                      Diversified Assets Portfolio, 1.65%(a),(d)  $      14,446

PRINCIPAL
   AMOUNT
    (000)
-----------
                    OTHER (0.2%)
     $4,215         U.S. Treasury Bill, 2.04%, 12/4/2008(b),(e)           4,200
                                                             -------------------
                    Total Money Market Instruments
                      (cost: $18,646)                                    18,646
                                                             -------------------


   NUMBER
 OF SHARES
-----------

                    SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.6%)

                    MONEY MARKET FUNDS (0.0%)
    741,793         AIM Short-Term Investment Co.
                      Liquid Assets Portfolio, 2.56%(a)                      742
                                                             -------------------


PRINCIPAL
   AMOUNT
    (000)
-----------
                    REPURCHASE AGREEMENTS (1.6%)

    $16,000         Credit Suisse First Boston LLC, 1.50%,
                      acquired on 9/30/2008 and due 10/01/2008
                      at $16,000 (collateralized by $16,480 of
                      Fannie Mae(h), 2.88%(i), due 1/28/2009;
                      market value $16,323)                              16,000
                                                             -------------------
     26,000         Deutsche Bank Securities, Inc., 2.25%,
                      acquired on 9/30/2008 and due 10/01/2008
                      at $26,000 (collateralized by $25,992 of
                      Freddie Mac(h), 3.75%, due 6/28/2013;
                      market value $26,520)                              26,000
                                                             -------------------
                    Total Repurchase Agreements                          42,000
                                                             -------------------
                    Total Short-Term Investments Purchased
                      With Cash Collateral From Securities
                      Loaned (cost: $42,742)                             42,742
                                                             -------------------


                    TOTAL INVESTMENTS (COST: $2,561,378)          $   2,785,476
                                                             ===================

================================================================================
                                                 USAA S&P 500 INDEX FUND   |  13

================================================================================
NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2.  Investments  in  open-end  investment   companies,  commingled,   or   other
funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked price closest to the last sale price.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5.  Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods
================================================================================
14  |  Portfolio of Investments
determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets carried at fair value:

                                                                                  OTHER FINANCIAL
VALUATION INPUTS                                   INVESTMENTS IN SECURITIES        INSTRUMENTS*
-------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                    $2,739,276,000            $(463,000)
Level 2 - Other Significant Observable Inputs                  46,200,000                    -
Level 3 - Significant Unobservable Inputs                               -                    -
-------------------------------------------------------------------------------------------------
TOTAL                                                      $2,785,476,000            $(463,000)
-------------------------------------------------------------------------------------------------

================================================================================
                                                    USAA S&P 500 INDEX FUND | 15

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for  financial  statement  purposes as unrealized  gains or losses.  In
addition  to  the   segregation  of  securities  to  cover  the  initial  margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of September 30, 2008, was approximately $40,547,000. This amount excludes $86,000 of securities which were sold prior to September 30, 2008.

E. As of September 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2008, were $724,564,000 and $500,466,000, respectively, resulting in net unrealized appreciation of $224,098,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,742,465,000 at September 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================
16  |  Portfolio of Investments

================================================================================
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT - Real estate investment trust


SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2008.

(b) Rate represents an annualized yield at time of purchase, not a coupon  rate.

(c) Northern  Trust Corp.  is the parent to  Northern  Trust  Investments,  N.A.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $4,200,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2008, as shown in the following table:

                                                                           VALUE AT
                                                                 ----------------------------     UNREALIZED
TYPE OF FUTURE              EXPIRATION       CONTRACTS  POSITION   TRADE DATE    SEPTEMBER 30,   DEPRECIATION
                                                                                 2008
----------------------- -------------------- ---------- -------- --------------- ------------- -----------------
S&P 500 Index Futures    December 18, 2008       64       Long     $19,167,000    $18,704,000     $(463,000)

(g) The security or a portion thereof was out on loan as of September 30, 2008.

(h) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

(i) Zero-coupon security. Rate represents the effective yield at the date of purchase.

* Non-income-producing security.


================================================================================
                                                  USAA S&P 500 INDEX FUND  |  17

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    11/20/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/21/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/20/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.